QUARTERLY FINANCIAL DATA - (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information
The following table summarizes quarterly financial data for the years ended December 31, 2017 and 2016 (in thousands, except per unit amounts).

	2017 Quarter Ended (a)
	March 31	June 30	September 30	December 31
Total revenue	$61,164	$63,016	$66,195	$67,213
Income from operations	34,697	33,867	39,201	35,614
Net income	26,713	25,981	31,453	25,869
Net income attributable to PBF Logistics LP unitholders	22,922	21,204	26,347	20,909
Net income per limited partner unit: (b)
Common - basic	$0.55	$0.49	$0.63	$0.50
Common - diluted	$0.55	$0.49	$0.63	$0.50
Subordinated units - basic and diluted	$0.55	$0.52	$—	$—

	2016 Quarter Ended (a)
	March 31	June 30	September 30	December 31
Total revenue	$36,697	$40,808	$49,120	$62,381
Income from operations	24,511	21,936	24,589	34,204
Net income	17,282	14,302	16,893	26,330
Net income attributable to PBF Logistics LP unitholders	18,336	15,372	19,749	23,472
Net income per limited partner unit: (b)
Common - basic	$0.53	$0.41	$0.50	$0.57
Common - diluted	$0.53	$0.41	$0.50	$0.57
Subordinated units - basic and diluted	$0.53	$0.41	$0.50	$0.57